Capital adequacy - Internally assessed economic capital excl. buffer (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of credit risk exposure
Capital requirements	kr 17,910	kr 17,531
Internal credit grades
Disclosure of credit risk exposure
Capital requirements	9,982	10,470
Internal credit grades | Credit risk
Disclosure of credit risk exposure
Capital requirements	7,537	7,008
Internal credit grades | Operational risk
Disclosure of credit risk exposure
Capital requirements	239	239
Internal credit grades | Market risk
Disclosure of credit risk exposure
Capital requirements	1,030	1,094
Internal credit grades | Other
Disclosure of credit risk exposure
Capital requirements	184	163
Internal credit grades | Capital planning buffer
Disclosure of credit risk exposure
Capital requirements	kr 992	kr 1,966